General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 — GENERAL INFORMATION

a.	General

Nexera Technologies Ltd (the “Company” or “Nexera”) (formerly Jeffs’ Brands Ltd) was incorporated in Israel on March 7, 2021. As of the date of issuance of these financial statements the Company has seven wholly or majority owned subsidiaries held directly or through its subsidiaries - Fort Technology Inc., a TSX-listed company (“Fort Technology”), Fort Products Ltd. (“Fort”), Fort Products LLC (“Fort U.S.”) Smart Repair Pro (“Smart Pro”), Pure NJ Logistics LLC (“Pure Logistics”), KeepZone AI Inc. (formerly Jeffs’ Brands Holdings Inc.) (“KeepZone”) and Top Rank Ltd. (“Top Rank”) (collectively, the “Subsidiaries”). The Company also holds, through KeepZone, a minority interest in SciSparc Nutraceuticals Inc. (“SciSparc U.S.”).

The Company and its subsidiaries (“Group”), other than Pure Logistics and KeepZone, are engaged in the acquisition, improvement and operation of virtual stores (the “Brands”) mainly on the Amazon marketplace (“Amazon”). As of December 31, 2025, the Group together with its affiliates, operated eight Brands on Amazon: KnifePlanet, CC-Exquisite, PetEvo, Whoobli, Roshield, Entopest, Rempro, and Birdgo. In addition, the Company has a minority interest in SciSparc U.S., which operates the Wellution brand on Amazon.

Pure Logistics operates a logistics center specializing in warehousing and distribution services.

Through KeepZone, the Group is expanding into homeland security solutions, aiming to deliver multi-layered security systems for critical infrastructure while leveraging its data-driven operation expertise.

b.	Concentration risk

The Group’s activities, except as distinguished in Note 1(a), are mainly conducted through Amazon’s commercial platform. Any material change, whether temporary or permanent, including changes in Amazon’s terms of use and/or its policies, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

In addition, the Group is engaged with a small number of suppliers as part of the production process of its Brands. Any material changes in the supply process, whether temporary or permanent, may affect sales performance, and may have a material effect on the Group’s financial position and the results of its operations.

c.	Liquidity

During the year ended December 31, 2025, the Group incurred a net loss of $4,047 and cash flows used in operating activities were $6,221. As of December 31, 2025, the Group had an accumulated deficit of approximately $19,757.

The Group intends to continue to finance its operating activities through the sale of products via its Brands, revenues from logistics services, anticipated revenues from KeepZone’s distribution and sales of certain security solutions, and through raising additional capital, as needed, including equity financings and debt financings.

As of December 31, 2025, the Group has access to funding under its June 2025 convertible note facility with an aggregate commitment of up to $100,000, subject to the terms of the agreement and satisfaction of applicable conditions (see note 11(e)). As of the filing date of these consolidated financial statements, the Company may request additional drawdowns of up to $92,500 under the facility over the remaining term of approximately 4.25 years, subject to the agreement’s terms and conditions. In addition, the Company completed on January 22, 2026 a direct offering with gross proceeds of $2,404 (see note 20(5)).

Management believes that its cash on hand together with expected cash flows from the June 2025 convertible note facility are sufficient to support the Group’s current operations for more than 12 months from the issuance date of these consolidated financial statements.

d.	Reverse Share Splits

On October 17, 2023, the Company effected a one-for-seven (1-for-7) reverse share split of its ordinary shares. As a result of such reverse split, every seven (7) shares of ordinary shares issued and outstanding were combined into one ordinary share.

On November 20, 2024, the Company effected a one-for-thirteen (1-for-13) reverse share split of its ordinary shares. As a result of such reverse split, every thirteen (13) shares of ordinary shares issued and outstanding were combined into one ordinary share.

On June 16, 2025, the Company effected a one-for-seventeen (1-for-17) reverse share split of its ordinary shares. As a result of such reverse split, every seventeen (17) shares of ordinary shares issued and outstanding were combined into one ordinary share.

On February 17, 2026, the Company effected a one-for-fourteen (1-for-14) reverse share split of its ordinary shares. As a result of such reverse split, every fourteen (14) shares of ordinary shares issued and outstanding were combined into one ordinary share.

All outstanding securities entitling their holders to purchase or receive ordinary shares, including promissory notes and warrants convertible into or exercisable for ordinary shares and restricted share units (“RSUs”), were adjusted pursuant to their terms, as a result of the above-mentioned reverse splits. Those reverse splits did not affect the number of ordinary shares authorized for issuance. All share amounts, per share data and exercise prices have been adjusted retroactively within these financial statements to reflect the reverse splits.